Deferred tax (Details 2) - GBP (£) £ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Deferred Tax Details 2
Asset	£ 2,599	£ 3,668	£ 1,625
Liability	(2,599)	(3,668)	(8,172)
Net			£ (6,547)	£ (354)